Annual Total Returns [BarChart] - Schroders Global Multi-Asset Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	10.11%
Annual Return 2014	7.74%
Annual Return 2015	(0.88%)
Annual Return 2016	5.65%
Annual Return 2017	14.29%
Annual Return 2018	(9.42%)
Annual Return 2019	21.49%
Annual Return 2020	2.11%